Debt	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

Note 6. Debt

Debt outstanding is presented on the balance sheet as follows:

	March 31, 2023	December 31, 2022
Convertible notes payable - related parties	$-	$550,000
Debt issuance costs	-	(107,040)
	-	442,960

Convertible note payable	-	575,000
Debt issuance costs	-	(464,620)
	-	110,380

Promissory note payable	-	26,404
Debt issuance costs	-	250,000
	-	276,404

Total debt, net	$-	$829,744

March 2022 Convertible Note

In March 2022, the Company entered into a convertible promissory note agreement (the “March 2022 Note”) and received cash proceeds of $500,000. The March 2022 Note bore interest at a rate equal to simple interest of 5.0% per annum computed on the basis of the 360-day year of twelve (12) 30-day months. The March 2022 Note was due and payable on March 1, 2025, unless earlier converted or repaid.

Pursuant to the March 2022 Note, the principal and accrued but unpaid interest was to be automatically converted into equity securities sold in the Next Equity Financing of the Company comprising a single transaction or a series of related transactions in which total proceeds of at least $3.0 million is raised. The principal and unpaid and accrued interest of the March 2022 Note at the date of conversion was to be converted into shares at a conversion price equal to 80% of the price per share paid by investors purchasing such shares in the Next Equity Financing. If the Company consummated a Change of Control (as defined in the March 2022 Note) prior to repayment in full of the March 2022 Note, immediately prior to the Change of Control, the outstanding principal and any unpaid and accrued interest would be automatically converted into common equity of the Company (or directly into proceeds paid to the holders of common equity in connection with the Change of Control) at a price per share that is 80% of the price per share of common equity paid at the Change of Control.

The Company evaluated whether the March 2022 Note contained embedded features that met the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the March 2022 Note and accounted for as a derivative liability to be remeasured at the end of each reporting period with the change in the fair value included in other expense, in the accompanying statement of operations and comprehensive loss. The fair value of the put option derivative liability at issuance was $104,883, with the offsetting amount being recorded as a debt discount. Debt issuance costs totaled $1,460. The debt discount and debt issuance costs were being amortized to interest expense using the effective interest method over the expected term of the March 2022 Note. The effective interest rate of the March 2022 Note was 12.1% compared to a stated interest rate of 5.0%.

June 2022 Convertible Note

In June 2022, the Company entered into a convertible promissory note agreement (the “June 2022 Note”) and received cash proceeds of $50,000. The June 2022 Note bore interest at a rate equal to simple interest of 6.0% per annum computed on the basis of the 360-day year of twelve (12) 30-day months. The June 2022 Note was due and payable on June 13, 2025, unless earlier converted or repaid.

Pursuant to the June 2022 Note, the principal and accrued but unpaid interest was to be automatically converted into equity securities sold in the Next Equity Financing of the Company comprising a single transaction or a series of related transactions in which total proceeds of at least $3.0 million is raised. The principal and unpaid and accrued interest of the June 2022 Note at the date of conversion was to be converted into shares at a conversion price equal to 60% of the price per share paid by investors purchasing such shares in the Next Equity Financing. If the Company consummated a Change of Control (as defined in the June 2022 Note) prior to repayment in full of the June 2022 Note, immediately prior to the Change of Control, the outstanding principal and any unpaid and accrued interest would automatically convert into common equity of the Company (or directly into proceeds paid to the holders of common equity in connection with the Change of Control) at a price per share that is 60% of the price per share of common equity paid at the Change of Control.

The Company evaluated whether the June 2022 Note contained embedded features that meet the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the June 2022 Note and accounted for as a derivative liability to be remeasured at the end of each reporting period with the change in the fair value included in other expenses, in the accompanying statement of operations and comprehensive loss. The fair value of the put option derivative liability at issuance was $29,532, with the offsetting amount being recorded as a debt discount. The debt discount was amortized to interest expense using the effective interest method over the expected term of the June 2022 Note. The effective interest rate of the June 2022 Note was 25.7% compared to a stated interest rate of 6.0%.

Boustead Private Placement Notes

In July 2022, the Company issued convertible promissory notes in the aggregate amount of $450,000 (the “July 2022 Notes”), in August 2022, the Company issued a convertible promissory note in the amount of $50,000 (the “August 2022 Note”) and in September 2022, the Company issued convertible promissory notes in the aggregate amount of $75,000 (the “September 2022 Notes” and together with the July 2022 Note and the August 2022 Note, the “Private Placement Notes”). The July 2022 Notes, the August 2022 Note and the September 2022 Note bore interest at 6% and mature on September 13, 2025 (“Maturity Date”).

The principal amount due under the July 2022 Notes, the August 2022 Note and the September 2022 Notes (and, at the Company’s option, any accrued but unpaid interest under the July 2022 Notes, the August 2022 Note and the September 2022 Notes) was to be automatically converted, on or before the Maturity Date, into Next Equity Securities in the Next Equity Financing. The July 2022 Notes, the August 2022 Note and September 2022 Notes were convertible into shares of common stock at a conversion price equal to the quotient obtained by dividing (i) the entire principal amount of the July 2022 Notes, the August 2022 Note and the September 2022 Notes, plus (if applicable) any accrued but unpaid interest under the July 2022 Notes, the August 2022 Note and the September 2022 Notes by (ii) sixty percent (60%) of the price per share of the Next Equity Securities sold in the Next Equity Financing. In the event of a Change of Control (as defined in the Private Placement Notes) which occurred prior to repayment in full of the July 2022 Notes, the August 2022 Note or the September 2022 Notes, immediately prior to the Change of Control, the outstanding principal and any accrued but unpaid interest on the July 2022 Notes, the August 2022 Note and the September 2022 Notes was to convert directly into our common equity (or directly into proceeds paid to the holders of our common equity in connection with the Change of Control) at a price per share that is 60% of the price per share of common equity paid at the Change of Control. Boustead Securities, LLC acted as the placement agent for the private placement and received as part of its compensation and five-year warrants to purchase shares of the Company’s common stock at a price equal to the conversion price of the Private Placement Notes in an amount equal to 6% of the shares of common stock underlying the Private Placement Notes. The Company has determined that the warrants issued to the placement agent receive equity treatment. The warrants were recorded at fair value at issuance and recorded as debt issuance costs associated with the Boustead Private Placement Notes.

The Company has determined the redemption features in the Private Placement Notes contained rights and obligations for conversion contingent upon a potential future financing event or a change in control, and that such features were required to be bifurcated from the host debt instrument and accounted for as a derivative liability to be remeasured at the end of each reporting period.

The Company evaluated whether the July, August, and September 2022 Notes contained embedded features that meet the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the July, August and September Notes and accounted for as derivative liabilities to be remeasured at the end of each reporting period with the change in the fair value included in other expenses, in the accompanying statements of operations and comprehensive loss. The fair value of the put option derivative liabilities at issuance was $339,934, with the offsetting amount being recorded as a debt discount. The debt discount was being amortized to interest expense using the effective interest method over the expected term of the July, August and September 2022 Notes. The effective interest rates of the July, August and September 2022 Notes were 36.3%, 26.1%, and 28.8%, respectively, compared to a stated interest rate of 6.0%.

Non-Convertible Promissory Note

On November 30, 2022, the Company closed a $250,000 note offering (the “November Private Placement”) pursuant to which the Company sold to two accredited investors units consisting of (i) notes in the aggregate principal amount of $250,000, which bore interest at the rate of 10%, repayable at the earlier of the time of the completion of the IPO or November 30, 2023 (the “November Notes”) and (ii) warrants to purchase up to an aggregate of 250,000 shares of common stock exercisable at $1.00 per common share, which were exercisable at any time and were automatically exercised into shares of the Company’s common stock upon the consummation of the IPO (the “November Warrants”). At the time the November Notes and November Warrants were sold, it was intended that the principal amount of the November Notes would be repaid upon the consummation of the IPO out of the proceeds of the November Warrants exercise.

The issuance of the November Warrants triggered an adjustment to the conversion price of the Private Placement Notes (the July 2022, August 2022 and September 2022 Notes) to $1.00 per share, pursuant to down-round protection included in those notes. As a result of the adjustment of the conversion price of the Private Placement Notes, the five-year warrants issued to Boustead Securities, LLC in connection with the Private Placement, were amended to provide for the purchase of an aggregate of 11,500 shares of the Company’s common stock at an exercise price equal to 60% of the initial public offering price per share.

The Company also issued 15,000 warrants to Boustead for the placement of the November financing. The November placement agent warrants have an exercise price of $1.00 per common share.

In December 2022, the Company entered into amendments to the March 2022 Note and the June 2022 Note to adjust the conversion price of the March 2022 Note and the June 2022 Note to $1.00 per common share. The March 2022 Note and June 2022 Note originally had a conversion price equal to 80% and 60%, respectively, of the IPO price. While this amendment was not required, as the March 2022 Note and June 2022 did not have down-round protection like the Private Placement Notes, the amendment was entered into to provide the investors in the March and June Notes with the same conversion price as the Private Placement Notes.

The Company incurred debt issuance costs attributed to the November Notes, which were recorded as a debt discount.

January 2023 Settlement of Debt

On January 24, 2023, concurrent with the consummation of the IPO, the Company issued 1,140,700 shares of common stock upon conversion of the convertible promissory notes. All convertible notes and related accrued interest were settled in full on January 24, 2023.

On January 24, 2023, the Company issued 250,000 shares of common stock upon the exercise of the November Warrants. The $250,000 of proceeds of the warrant exercise were used to concurrently pay off the $250,000 November Notes. All of the November Notes were settled in full on January 24, 2023.

Upon pay-off and settlement of the convertible promissory notes and November Notes, the Company had $740,139 of unamortized debt discount costs remaining on the balance sheet. During the three months ended March 31, 2023, the Company recorded a $740,139 loss on the extinguishment of debt for the unamortized debt issuance costs.

Note 6. Debt

Debt outstanding is presented on the balance sheet as follows:

December 31, 2022
Convertible notes payable - related parties	$550,000
Debt issuance costs	(107,040)
442,960

Convertible note payable	575,000
Debt issuance costs	(464,620)
110,380

Promissory note payable	250,000
Debt issuance costs	(206,272)
43,728

Total debt, net	$597,068

March 2022 Convertible Note

In March 2022, the Company entered into a convertible promissory note agreement (the “March 2022 Note”) and received cash proceeds of $500,000. The March 2022 Note bears interest at a rate equal to simple interest of 5.0% per annum computed on the basis of the 360-day year of twelve (12) 30-day months. The March 2022 Note is due and payable on March 1, 2025, unless earlier converted or repaid.

Pursuant to the March 2022 Note, the principal and accrued but unpaid interest will be automatically converted into equity securities sold in the Next Equity Financing of the Company comprising a single transaction or a series of related transactions in which total proceeds of at least $3.0 million is raised. The principal and unpaid and accrued interest of the March 2022 Note at the date of conversion will be converted into shares at a conversion price equal to 80% of the price per share paid by investors purchasing such shares in the Next Equity Financing. If the Company consummates a Change of Control prior to repayment in full of the March 2022 Note, immediately prior to the Change of Control, the outstanding principal and any unpaid and accrued interest will automatically convert into common equity of the Company (or directly into proceeds paid to the holders of common equity in connection with the Change of Control) at a price per share that is 80% of the price per share of common equity paid at the Change of Control.

The Company evaluated whether the March 2022 Note contains embedded features that meet the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the March 2022 Note and accounted for as a derivative liability to be remeasured at the end of each reporting period with the change in the fair value included in other expense, in the accompanying statement of operations and comprehensive loss. The fair value of the put option derivative liability at issuance was $104,883, with the offsetting amount being recorded as a debt discount. Debt issuance costs totaled $1,460. The debt discount and debt issuance costs are being amortized to interest expense using the effective interest method over the expected term of the March 2022 Note. The effective interest rate of the March 2022 Note is 12.1% compared to a stated interest rate of 5.0%.

June 2022 Convertible Note

In June 2022, the Company entered into a convertible promissory note agreement (the “June 2022 Note”) and received cash proceeds of $50,000. The June 2022 Note bears interest at a rate equal to simple interest of 6.0% per annum computed on the basis of the 360-day year of twelve (12) 30-day months. The June 2022 Note is due and payable on June 13, 2025, unless earlier converted or repaid.

Pursuant to the June 2022 Note, the principal and accrued but unpaid interest will be automatically converted into equity securities sold in the Next Equity Financing of the Company comprising a single transaction or a series of related transactions in which total proceeds of at least $3.0 million is raised. The principal and unpaid and accrued interest of the June 2022 Note at the date of conversion will be converted into shares at a conversion price equal to 60% of the price per share paid by investors purchasing such shares in the Next Equity Financing. If the Company consummates a Change of Control prior to repayment in full of the June 2022 Note, immediately prior to the Change of Control, the outstanding principal and any unpaid and accrued interest will automatically convert into common equity of the Company (or directly into proceeds paid to the holders of common equity in connection with the Change of Control) at a price per share that is 60% of the price per share of common equity paid at the Change of Control.

The Company evaluated whether the June 2022 Note contains embedded features that meet the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the June 2022 Note and accounted for as a derivative liability to be remeasured at the end of each reporting period with the change in the fair value included in other expense, in the accompanying statement of operations and comprehensive loss. The fair value of the put option derivative liability at issuance was $29,532, with the offsetting amount being recorded as a debt discount. The debt discount is amortized to interest expense using the effective interest method over the expected term of the June 2022 Note. The effective interest rate of the June 2022 Note is 25.7% compared to a stated interest rate of 6.0%.

Boustead Private Placement Notes

In July 2022, the Company issued convertible promissory notes in the aggregate amount of $450,000 (the “July 2022 Notes”), in August 2022, the Company issued a convertible promissory note in the amount of $50,000 (the “August 2022 Note”) and in September 2022, the Company issued convertible promissory notes in the aggregate amount of $75,000 (the “September 2022 Notes”). The July 2022 Notes, the August 2022 Note and the September 2022 Note bear interest at 6% and mature on September 13, 2025 (“Maturity Date”).

The principal amount due under the July 2022 Notes, the August 2022 Note and the September 2022 Notes (and, at the Company’s option, any accrued but unpaid interest under the July 2022 Notes, the August 2022 Note and the September 2022 Notes) will be automatically converted, on or before the Maturity Date, into Next Equity Securities in the Next Equity Financing. The July 2022 Notes, the August 2022 Note and September 2022 Notes are convertible into shares of common stock at a conversion price equal to the quotient obtained by dividing (i) the entire principal amount of the July 2022 Notes, the August 2022 Note and the September 2022 Notes, plus (if applicable) any accrued but unpaid interest under the July 2022 Notes, the August 2022 Note and the September 2022 Notes by (ii) sixty percent (60%) of the price per share of the Next Equity Securities sold in the Next Equity Financing. In the event of a Change of Control which occurs prior to repayment in full of the July 2022 Notes, the August 2022 Note or the September 2022 Notes, immediately prior to the Change of Control, the outstanding principal and any accrued but unpaid interest on the July 2022 Notes, the August 2022 Note and the September 2022 Notes will convert directly into our common equity (or directly into proceeds paid to the holders of our common equity in connection with the Change of Control) at a price per share that is 60% of the price per share of common equity paid at the Change of Control. Boustead Securities, LLC acted as the placement agent for the private placement and received as part of its compensation and five-year warrants to purchase shares of our common stock at a price equal to the conversion price of the Private Placement Notes in an amount equal to 6% of the shares of common stock underlying the Private Placement Notes. The Company has determined that the warrants issued to the placement agent receive equity treatment. The warrants were recorded at fair value at issuance and recorded as debt issuance costs associated with the Boustead Private Placement Notes.

The Company has determined the redemption features in the July 2022 Notes, August 2022 Note and September 2022 Notes contain rights and obligations for conversion contingent upon a potential future financing event or a change in control, and that such features are required to be bifurcated from the host debt instrument and accounted for as a derivative liability to be remeasured at the end of each reporting period.

The Company evaluated whether the July, August, and September 2022 Notes contain embedded features that meet the definition of derivatives under FASB ASC 815, Derivatives and Hedging. The Company determined that these redemption features contained rights and obligations for conversion contingent upon a potential future financing event or a change in control. Thus, the embedded put options were bifurcated from the face value of the July, August and September Notes and accounted for as a derivative liabilities to be remeasured at the end of each reporting period with the change in the fair value included in other expense, in the accompanying statements of operations and comprehensive loss. The fair value of the put option derivative liabilities at issuance was $339,934, with the offsetting amount being recorded as a debt discount. The debt discount is being amortized to interest expense using the effective interest method over the expected term of the July, August and September 2022 Notes. The effective interest rates of the July, August and September 2022 Notes were 36.3%, 26.1%, and 28.8%, respectively, compared to a stated interest rate of 6.0%.

Non-Convertible Promissory Note

On November 30, 2022, the Company closed a $250,000 note offering (the “November Private Placement”) pursuant to which the Company sold to two accredited investors units consisting of (i) notes in the aggregate principal amount of $250,000, which bear interest at the rate of 10%, repayable at the earlier of the time of the completion of the IPO or November 30, 2023 (the “November Notes”) and (ii) warrants to purchase up to an aggregate of 250,000 shares of common stock exercisable at $1.00 per common share, which are exercisable at any time and are automatically exercised into shares of the Company’s common stock upon the consummation of the IPO (the “November Warrants”). At the time the November Notes and November Warrants were sold, it was intended that the principal amount of the November Notes would be repaid upon the consummation of the IPO out of the proceeds of the November Warrants exercise.

The issuance of the November Warrants triggered an adjustment to the conversion price of the Private Placement Notes (the July 2022, August 2022 and September 2022 Notes) to $1.00 per share, pursuant to down-round protection included in those notes. As a result of the adjustment of the conversion price of the Private Placement Notes, the five-year warrants issued to Boustead Securities, LLC in connection with the Private Placement, were amended to provide for the purchase of an aggregate of 11,500 shares of the Company’s common stock at an exercise price equal to 60% of the initial public offering price per share.

The Company also issued 15,000 warrants to Boustead for the placement of the November financing. The November placement agent warrants have an exercise price of $1.00 per common share.

In December 2022, the Company entered into amendments to the March 2022 Note and the June 2022 Note to adjust the conversion price of the March 2022 Note and the June 2022 Note to $1.00 per common share. The March 2022 Note and June 2022 Note originally had a conversion price equal to 80% and 60%, respectively, of the IPO price. While this amendment was not required, as the March 2022 Note and June 2022 did not have down-round protection like the Private Placement Notes, the amendment was entered into to provide the investors in the March and June Notes with the same conversion price as the Private Placement notes.

The Company incurred debt issuance costs attributed to the November Notes, which were recorded as a debt discount.